Cover Page	Mar. 14, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 14, 2022
Entity Registrant Name	MAIDEN HOLDINGS, LTD.
Entity Central Index Key	0001412100
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	001-34042
Entity Tax Identification Number	98-0570192
Entity Address, Address Line One	94 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	298-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true
Entity Emerging Growth Company	false
Common Shares, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	MHLD
Security Exchange Name	NASDAQ
Series A Preference Shares, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Series A Preference Shares, par value $0.01 per share
Trading Symbol	MH.PA
Security Exchange Name	NYSE
Series C Preference Shares, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Series C Preference Shares, par value $0.01 per share
Trading Symbol	MH.PC
Security Exchange Name	NYSE
Series D Preference Shares, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Series D Preference Shares, par value $0.01 per share
Trading Symbol	MH.PD
Security Exchange Name	NYSE